Advances from Federal Home Loan Bank of New York ("FHLB") - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2016 USD ($) Financial_Institution	Mar. 31, 2015 USD ($)
Banking And Thrift [Abstract]
Percentage of maximum borrowing capacity	50.00%
Maximum borrowing amount available from financial institution	$ 58,000,000
Number of large financial institution | Financial_Institution	2
Drawings on lines of credit	$ 0	$ 0